Fair value measurement - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$ 91,655	$ 102,467
Interest-bearing deposits with banks	17,169	16,630
Securities held-to-maturity	49,992	56,775
Other assets, fair value	971	1,187
Liabilities:
Noninterest-bearing deposits	78,017	93,695
Payables to customers and broker-dealers	23,435	25,150
Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	91,655	102,467
Interest-bearing deposits with banks	17,167	16,636
Federal funds sold and securities purchased under resale agreements	24,298	29,607
Securities held-to-maturity	49,992	56,775
Loans	64,668	67,026
Other assets, fair value	6,847	7,300
Total assets	254,627	279,811
Liabilities:
Noninterest-bearing deposits	78,017	93,695
Interest-bearing deposits	196,258	224,665
Federal funds purchased and securities sold under repurchase agreements	12,335	11,566
Payables to customers and broker-dealers	23,435	25,150
Borrowings	911	956
Long-term debt	28,977	26,701
Total liabilities	339,933	382,733
Estimated fair value | Level 1
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	10,948	12,488
Loans	0	0
Other assets, fair value	5,030	6,061
Total assets	15,978	18,549
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Estimated fair value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	91,655	102,467
Interest-bearing deposits with banks	17,167	16,636
Federal funds sold and securities purchased under resale agreements	24,298	29,607
Securities held-to-maturity	39,044	44,287
Loans	64,668	67,026
Other assets, fair value	1,817	1,239
Total assets	238,649	261,262
Liabilities:
Noninterest-bearing deposits	78,017	93,695
Interest-bearing deposits	196,258	224,665
Federal funds purchased and securities sold under repurchase agreements	12,335	11,566
Payables to customers and broker-dealers	23,435	25,150
Borrowings	911	956
Long-term debt	28,977	26,701
Total liabilities	339,933	382,733
Estimated fair value | Level 3
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Securities held-to-maturity	0	0
Loans	0	0
Other assets, fair value	0	0
Total assets	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	91,655	102,467
Interest-bearing deposits with banks	17,169	16,630
Federal funds sold and securities purchased under resale agreements	24,298	29,607
Securities held-to-maturity	56,194	56,866
Loans	65,230	66,860
Other assets, fair value	6,847	7,300
Total assets	261,393	279,730
Liabilities:
Noninterest-bearing deposits	78,017	93,695
Interest-bearing deposits	200,953	225,999
Federal funds purchased and securities sold under repurchase agreements	12,335	11,566
Payables to customers and broker-dealers	23,435	25,150
Borrowings	911	956
Long-term debt	30,458	25,931
Total liabilities	$ 346,109	$ 383,297